PROVISION FOR EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2021
PROVISION FOR EMPLOYEE BENEFITS
PROVISION FOR EMPLOYEE BENEFITS

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS

Short term provision for employee benefits

	2021	2020

Provision for personnel bonus (*)	53,029	13,464
Provision for unused vacation	17,700	9,344

	70,729	22,808
(*)	Personnel bonus provision related to direct employee costs amounting to TRY13,753 thousand is capitalized as part of the website development costs as of 31 December 2021 (Note 10).

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

The movements in provisions for personnel bonus and unused vacation for the years ended 31 December 2021 and 2020 are as follows:

		Current	Paid
	1 January	year	during	31 December
	2021	charge	the year	2021

Personnel bonus	13,464	53,029	(13,464)	53,029
Unused vacation	9,344	10,862	(2,506)	17,700

	22,808	63,891	(15,970)	70,729

		Current	Paid
	1 January	year	during	31 December
	2020	charge	the year	2020

Personnel bonus	10,433	13,464	(10,433)	13,464
Unused vacation	5,278	4,857	(791)	9,344

	15,711	18,321	(11,224)	22,808

Long term provision for employee benefits

	2021	2020

Provision for post-employment benefits	5,297	3,299

	5,297	3,299

Post-employment benefits

Under the Turkish Labour Law, the Company is required to pay termination benefits to each employee who has completed one year of service and whose employment is terminated without due cause, or who is called up for military service, dies or retires after completing 25 years of service (20 years for women) and achieves the retirement age (58 for women and 60 for men). The maximum amount payable equivalent to one month’s salary for each year of service limited to a maximum of TRY8,284.51 for each year of service at 31 December 2021 (2020: TRY7,117.17).

Post-employment benefit liability is not funded and there is no legal funding requirement.

IAS 19 “Employee Benefits” requires actuarial valuation methods to be developed to estimate the Group’s obligation under the defined benefit plans. Actuarial gain/(loss) is accounted under the “Actuarial gain/(loss) on the equity”. The following actuarial assumptions are used in the calculation of the total liability:

	2021	2020

Discount rate (%)	3.93	3.89
Probability of retirement (%)	77.21	81.62

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

The principal assumption is that the maximum liability for each year of service will increase in line with inflation. Thus, the discount rate applied represents the expected real rate after adjusting for the anticipated effects of future inflation. The retirement pay provision ceiling TRY10,848.59 (exact) which is effective from 1 January 2022, is taken into consideration in the calculation of provision for employment termination benefits (31 December 2020: TRY7,638.96 (exact) effective from 1 January 2021).

The movements in the provision for the post-employment benefit for the years ended 31 December 2021 and 2020 are as follows:

	2021	2020

At 1 January	3,299	1,970
Charge for the year	1,306	571
Interest cost	407	232
Actuarial losses	3,290	1,984
Payments during the year	(3,005)	(1,458)

At 31 December	5,297	3,299

Share-based payments

On 25 March 2021 the Group approved a new share-based payment plan to some of its key management personnel which modified the previously created share-based payment plans. Additionally, on 31 July 2021, the Group decided to grant to some of its other executives, a share-based plan with similar terms offered to its executives. The share-based payment plans consist of a cash settlement clause (20% of the total share-based payment award) in the event that an initial public offering (“IPO”) takes place until 2021 year-end and at least 20% of the Company’s shares are sold in the IPO (non-market performance condition). Both the cash and equity settlement (which depend on the valuation of the shares during the IPO) take place only in case the valuation of the Company’s shares in the IPO achieves a certain threshold (market performance condition). The same plan has an equity settlement clause where executives will be entitled to receive Company’s shares based on the value of the shares in the IPO (20% of the share-based payment award for each year starting from 18 months after the IPO for the next 3 years). Shares are delivered to executives in the condition that they continue working for the Company in the respective payment dates (service condition). Remaining 20% of the share-based payment plan will be delivered on the above same dates to executives in terms of Company’s shares based on Company’s meeting at least 90% of its business plans as of respective years (non-market performance condition) and depending on their performance in the relevant period as determined by the Board of Directors.

With the closing of the IPO in July 2021 and because certain thresholds for the valuation of the Company’s shares in the IPO were achieved, the necessary conditions were met for the cash settlement clause and the Company paid the cash settled part of the plan in 2021 amounting to TRY 121.2 million and recognised in payroll and outsource staff expenses.

The equity settled payments are triggered upon meeting certain “vesting” and “performance target” conditions which are evaluated separately. Service-based awards will vest in three tranches until 31 January 2025. The cost of equity settled plans granted on grant date is allocated over the expected vesting period against equity on a pro rata basis. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. Fair value calculation prior to the realization of IPO was performed using a combination of income approach and market approach. For equity-settled plans granted after the realization of IPO, fair value of shares traded in NASDAQ at grant date was used.

As of 31 December 2021, no share-based payment provision has been recognized for the performance target-based awards since the relevant criteria have not yet been set.

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

The following table summarizes the Group’s granted share units:

		Weighted average
	Number of units	grant date fair value

Outstanding as of 31 December 2020	—	—
Units granted	2,741,112	114.66
Units vested	(743,681)	114.66
Units forfeited (not yet vested) (*)	(317,310)	114.66
Outstanding as of 31 December 2021	1,680,121	114.66

(*)	Forfeited but not yet vested units consist of granted units on 25 March 2021 and forfeited before vesting period.

During 2021, the fair value of granted share units that vested is TRY85,270 thousand included in “other capital reserves” in the statement of changes in equity and in payroll and outsource staff expenses in the statement of comprehensive loss. Scheduled vesting of outstanding restricted stock units as of 31 December 2021 is as follows:

2022	1,009,525
2023	460,676
2024	197,934
2025	11,986

Total	1,680,121